CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF EARNINGS [Abstract]
Net sales	$ 5,514	$ 5,533	$ 5,379
Cost of products sold	3,158	3,142	3,107
Gross profit	2,356	2,391	2,272
Selling and administrative expenses	751	793	783
Advertising costs	503	498	477
Research and development costs	125	130	121
Interest expense	103	122	125
Other income, net	(10)	(4)	(12)
Earnings from continuing operations before income taxes	884	852	778
Income taxes on continuing operations	305	279	243
Earnings from continuing operations	579	573	535
(Losses) earnings from discontinued operations, net of tax	(21)	(1)	6
Net earnings	$ 558	$ 572	$ 541
Net earnings (losses) per share, basic
Continuing operations	$ 4.47	$ 4.37	$ 4.09
Discontinued operations	$ (0.16)	$ 0.00	$ 0.05
Basic net earnings per share	$ 4.31	$ 4.37	$ 4.14
Net earnings (losses) per share, diluted
Continuing operations	$ 4.39	$ 4.31	$ 4.05
Discontinued operations	$ (0.16)	$ (0.01)	$ 0.04
Diluted net earnings per share	$ 4.23	$ 4.30	$ 4.09
Weighted average shares outstanding (in thousands)
Basic	129,558	131,075	130,852
Diluted	131,742	132,969	132,310